CONSOLIDATED AND COMBINED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net earnings from continuing operations	$ 178,341	$ 133,163	$ 165,091
Adjustments to reconcile net earnings to net cash provided by operating activities:
Stock-based compensation expense	52,370	49,401	19,543
Depreciation	27,726	19,791	21,502
Amortization of intangibles	16,932	13,437	7,429
Deferred income taxes	(10,298)	(20,927)	(2,350)
Acquisition-related contingent consideration fair value adjustments	(9,197)	(11,056)	(12,912)
Other adjustments, net	(4,797)	(1,390)	(11,896)
Changes in assets and liabilities, excluding effects of acquisitions:
Accounts receivable	(10,731)	(20,088)	1,370
Other assets	(5,321)	(10,367)	(10,779)
Accounts payable and accrued expenses and other current liabilities	(24,346)	29,934	(8,869)
Income taxes payable	29,641	41,797	12,856
Deferred revenue	19,235	30,198	5,416
Net cash provided by operating activities attributable to continuing operations	259,555	253,893	186,401
Cash flows from investing activities:
Acquisitions, net of cash acquired	(686)	(610,222)	(114,051)
Capital expenditures	(46,098)	(25,246)	(19,734)
Proceeds from the sale of a marketable security	11,716	0	0
Purchases of investments	(500)	0	(4,536)
Other, net	8,369	(7,882)	180
Net cash used in investing activities attributable to continuing operations	(27,199)	(643,350)	(138,141)
Cash flows from financing activities:
Term Loan borrowings	0	788,000	0
Proceeds from bond offering	400,000	0	0
Principal payment on Term Loan	(450,000)	0	0
Debt issuance costs	(7,811)	(17,174)	0
Fees and expenses related to Note Exchange	0	(6,954)	0
Proceeds from initial public offering, net of fees and expenses	0	428,789	0
Cash dividend to IAC	0	(1,022,500)	0
Transfers to IAC in periods prior to the IPO	0	(86,012)	(108,723)
Capital contribution from IAC to partially fund the acquisition of PlentyOfFish	0	500,000	0
(Repayment of) proceeds from related party debt	0	(182,509)	111,586
Issuance of common stock pursuant to stock-based awards, net of withholding taxes	9,548	0	0
Purchase of redeemable noncontrolling interests	(1,129)	(2,864)	(33,165)
Repurchase of stock-based awards	0	(23,431)	0
Acquisition-related contingent consideration payments	0	(5,510)	(7,373)
Other, net	(11,802)	0	12,298
Net cash (used in) provided by financing activities attributable to continuing operations	(61,194)	369,835	(25,377)
Total cash provided by (used in) continuing operations	171,162	(19,622)	22,883
Net cash provided by (used in) operating activities attributable to discontinued operations	4,231	(6,427)	(7,467)
Net cash used in investing activities attributable to discontinued operations	(4,152)	(5,512)	(2,059)
Total cash provided by (used in) discontinued operations	79	(11,939)	(9,526)
Effect of exchange rate changes on cash and cash equivalents	(5,763)	(7,896)	(10,953)
Net increase (decrease) in cash and cash equivalents	165,478	(39,457)	2,404
Cash and cash equivalents at beginning of period	88,173	127,630	125,226
Cash and cash equivalents at end of period	$ 253,651	$ 88,173	$ 127,630